Warrants - Summary of Warrants to Purchase Common Stock Issued (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Shares, Beginning balance	2,002,718	1,212,718	772,717
Shares, Granted	7,950,000	1,290,000	807,648
Shares, Exercised			(367,647)
Shares, Cancelled	(250,000)	(500,000)
Shares, Balance	9,702,718	2,002,718	1,212,718
Shares, exercisable		2,002,718
Weighted Average Exercise Price, Beginning balance	$ 3.50	$ 3.90	$ 4.10
Weighted Average Exercise Price, Granted	0.17	3.40	3.70
Weighted Average Exercise Price, Exercised			4.00
Weighted Average Exercise Price, Cancelled	4.00	3.50
Weighted Average Exercise Price, Balance	$ 0.55	3.50	$ 3.90
Weighted Average Exercise Price, Exercisable Balance		$ 3.50